Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous current assets [abstract]
Prepaid expenses	$ 3,357	$ 6,593	$ 5,910
Deferred offering costs	0	0	503
Current financial assets	4	4	4
Total	$ 3,361	$ 6,597	$ 6,417